INVESTMENTS - Shares in guarantee (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Associates
Valor do Investimento	R$ 8,162,188
Investimento bloqueado	7,230,132
AES Tiete
Associates
Valor do Investimento	R$ 498,636
Percentual de bloqueio	99.77%
Investimento bloqueado	R$ 497,489
Energisa S.A.
Associates
Valor do Investimento	R$ 439,887
Percentual de bloqueio	73.45%
Investimento bloqueado	R$ 323,097
Coelce
Associates
Valor do Investimento	R$ 291,655
Percentual de bloqueio	76.61%
Investimento bloqueado	R$ 223,437
Companhia Energetica de Sao Paulo - CESP
Associates
Valor do Investimento	R$ 238,437
Percentual de bloqueio	97.85%
Investimento bloqueado	R$ 233,310
Centrais Eletricas de Santa Catarina - CELESC
Associates
Valor do Investimento	R$ 226,650
Percentual de bloqueio	57.85%
Investimento bloqueado	R$ 131,117
Centrais Eletricas do ParA - CELPA
Associates
Valor do Investimento	R$ 80,309
Percentual de bloqueio	100.00%
Investimento bloqueado	R$ 80,309
Companhia Energetica de Pernambuco - CELPE
Associates
Valor do Investimento	R$ 39,489
Percentual de bloqueio	100.00%
Investimento bloqueado	R$ 39,489
CTEEP
Associates
Valor do Investimento	R$ 4,235,422
Percentual de bloqueio	87.51%
Investimento bloqueado	R$ 3,706,418
EQUATORIAL MARANHO D.
Associates
Valor do Investimento	R$ 948,611
Percentual de bloqueio	91.47%
Investimento bloqueado	R$ 867,694
CEEE-GT
Associates
Valor do Investimento	R$ 824,914
Percentual de bloqueio	95.72%
Investimento bloqueado	R$ 789,608
EMAE
Associates
Valor do Investimento	R$ 280,364
Percentual de bloqueio	100.00%
Investimento bloqueado	R$ 280,364
CEB Lajeado
Associates
Valor do Investimento	R$ 45,854
Percentual de bloqueio	99.97%
Investimento bloqueado	R$ 45,840
Energisa MT
Associates
Valor do Investimento	R$ 11,960
Percentual de bloqueio	100.00%
Investimento bloqueado	R$ 11,960